UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/16

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Common Stock—98.7% †	Number of Shares	Fair Value
Aerospace & Defense—4.0%
General Dynamics Corp.	289,221	$37,994,963
Hexcel Corp.	806,169	35,237,647
Honeywell International Inc.	649,458	72,771,769
The Boeing Co.	164,854	20,926,567
United Technologies Corp.	250,495	25,074,549
		192,005,495
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	167,261	17,641,018
Airlines—1.0%
Delta Air Lines Inc.	935,619	45,545,933
Apparel, Accessories & Luxury Goods—0.6%
Ralph Lauren Corp.	121,247	11,671,236
VF Corp.	238,930	15,473,107
		27,144,343
Application Software—0.8%
Intuit Inc.	355,432	36,968,482
Asset Management & Custody Banks—3.1%
Ameriprise Financial Inc.	441,163	41,473,733
Invesco Ltd.	1,692,348	52,073,548
State Street Corp.	972,040	56,883,781	(a)
		150,431,062
Auto Parts & Equipment—1.1%
Delphi Automotive PLC	725,590	54,433,762
Automobile Manufacturers—0.6%
Ford Motor Co.	2,125,604	28,695,654
Automotive Retail—0.2%
Advance Auto Parts Inc.	62,723	10,057,006
Biotechnology—5.0%
Alexion Pharmaceuticals Inc.	234,165	32,600,451	(b)
Amgen Inc.	821,410	123,154,001
Gilead Sciences Inc.	749,163	68,818,113
Vertex Pharmaceuticals Inc.	192,326	15,287,994	(b)
		239,860,559
Broadcasting—0.3%
CBS Corp., Class B	271,799	14,973,407
Cable & Satellite—4.5%
Charter Communications Inc., Class A	91,982	18,619,916	(b)
Comcast Corp., Class A	2,027,822	123,859,368
Liberty Global PLC, Class C	1,317,179	49,473,243	(b)
Sirius XM Holdings Inc.	5,854,073	23,123,589	(b)
		215,076,116
Casinos & Gaming—0.3%
Las Vegas Sands Corp.	317,799	16,423,852
Communications Equipment—2.2%
Cisco Systems Inc.	3,789,017	107,873,314

Consumer Finance—1.4%
Discover Financial Services	1,356,070	69,051,084
Data Processing & Outsourced Services—2.1%
PayPal Holdings Inc.	794,484	30,667,083	(b)
Visa Inc., Class A	919,934	70,356,552
		101,023,635
Diversified Banks—6.1%
Bank of America Corp.	5,941,086	80,323,483
Citigroup Inc.	1,651,662	68,956,888
JPMorgan Chase & Co.	1,854,460	109,821,121
Wells Fargo & Co.	678,285	32,801,863
		291,903,355
Diversified Chemicals—0.2%
The Dow Chemical Co.	146,353	7,443,514
Drug Retail—0.6%
CVS Health Corp.	268,645	27,866,546
Electric Utilities—0.7%
NextEra Energy Inc.	295,962	35,024,143
Fertilizers & Agricultural Chemicals—0.2%
Monsanto Co.	96,218	8,442,167
General Merchandise Stores—0.6%
Dollar General Corp.	360,886	30,891,842
Healthcare Distributors—0.6%
Cardinal Health Inc.	365,705	29,969,525
Healthcare Equipment—4.7%
Abbott Laboratories	940,850	39,355,755
Boston Scientific Corp.	3,096,534	58,245,805	(b)
Medtronic PLC	1,413,675	106,025,625
Stryker Corp.	213,349	22,890,214
		226,517,399
Healthcare Supplies—0.7%
The Cooper Companies Inc.	204,894	31,547,529
Home Improvement Retail—1.7%
Lowe’s Companies Inc.	1,093,467	82,830,125
Hotels, Resorts & Cruise Lines—0.2%
Hilton Worldwide Holdings Inc.	390,850	8,801,942
Household Products—0.7%
The Procter & Gamble Co.	410,522	33,790,066
Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	135,551	6,003,554
Hypermarkets & Super Centers—0.5%
Wal-Mart Stores Inc.	355,383	24,340,182
Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	1,183,145	17,948,310	(b)
Industrial Machinery—1.8%
Dover Corp.	182,519	11,741,447
Ingersoll-Rand PLC	1,190,896	73,847,461
		85,588,908
Integrated Oil & Gas—5.0%
Chevron Corp.	715,741	68,281,691
Exxon Mobil Corp.	1,352,772	113,078,212
Occidental Petroleum Corp.	876,642	59,988,612
		241,348,515

Integrated Telecommunication Services—1.6%
SBA Communications Corp., Class A	561,157	56,211,097	(b)
Verizon Communications Inc.	373,919	20,221,539
		76,432,636
Internet Retail—1.3%
Amazon.com Inc.	106,144	63,011,324	(b)
Internet Software & Services—5.6%
Alphabet Inc., Class A	86,072	65,664,329	(b)
Alphabet Inc., Class C	104,538	77,875,583	(b)
Baidu Inc. ADR	318,823	60,856,934	(b)
Facebook Inc., Class A	439,049	50,095,491	(b)
LinkedIn Corp., Class A	137,985	15,778,585	(b)
		270,270,922
Investment Banking & Brokerage—0.9%
The Charles Schwab Corp.	1,505,347	42,179,823
IT Consulting & Other Services—0.4%
Cognizant Technology Solutions Corp., Class A	278,013	17,431,415	(b)
Movies & Entertainment—2.2%
The Walt Disney Co.	401,426	39,865,616
Time Warner Inc.	909,481	65,982,847
		105,848,463
Multi-Line Insurance—1.8%
American International Group Inc.	356,610	19,274,770
The Hartford Financial Services Group Inc.	1,482,050	68,292,864
		87,567,634
Multi-Utilities—0.8%
Dominion Resources Inc.	451,618	33,925,544
Sempra Energy	27,440	2,855,132
		36,780,676
Oil & Gas Equipment & Services—1.3%
Schlumberger Ltd.	844,988	62,317,865
Oil & Gas Exploration & Production—1.8%
Concho Resources Inc.	102,330	10,339,423	(b)
ConocoPhillips	569,462	22,932,235
Hess Corp.	1,010,166	53,185,240
		86,456,898
Packaged Foods & Meats—0.9%
Mondelez International Inc., Class A	1,109,499	44,513,100
Paper Packaging—0.2%
Packaging Corporation of America	127,429	7,696,712
Pharmaceuticals—8.2%
Allergan PLC	564,211	151,225,474	(b)
Johnson & Johnson	968,934	104,838,659
Merck & Company Inc.	1,662,462	87,960,865
Pfizer Inc.	1,588,985	47,097,515
		391,122,513
Property & Casualty Insurance—1.5%
Chubb Ltd.	488,160	58,164,264
XL Group PLC	368,702	13,568,234
		71,732,498
Railroads—0.1%
CSX Corp.	249,788	6,432,041
Real Estate Services—0.3%
CBRE Group Inc., Class A	525,320	15,139,722	(b)
Research & Consulting Services—1.2%
Nielsen Holdings PLC	1,121,100	59,037,126
Semiconductor Equipment—1.4%
Applied Materials Inc.	3,125,442	66,196,862
Semiconductors—2.4%
NXP Semiconductors N.V.	139,498	11,309,103	(b)
QUALCOMM Inc.	2,028,969	103,761,474
		115,070,577
Soft Drinks—2.0%
PepsiCo Inc.	931,873	95,498,345

Specialized Finance—2.2%
CME Group Inc.	564,505	54,220,705
McGraw Hill Financial Inc.	522,687	51,735,559
		105,956,264
Specialized REITs—0.6%
American Tower Corp.	280,240	28,688,169
Specialty Chemicals—0.4%
PPG Industries Inc.	153,299	17,091,305
Systems Software—2.1%
Microsoft Corp.	1,105,939	61,081,011
Oracle Corp.	958,514	39,212,808
		100,293,819
Technology Hardware, Storage & Peripherals—4.0%
Apple Inc.	1,166,639	127,151,985
HP Inc.	1,656,511	20,408,215
Western Digital Corp.	905,095	42,756,688
		190,316,888
Trading Companies & Distributors—1.1%
United Rentals Inc.	845,331	52,571,135	(b)
Total Common Stock (Cost $4,162,000,353)		4,733,117,076

		Principal Amount
Short-Term Investments—1.3%
Time Deposit—1.3%
State Street Corp.
0.01%	04/01/16
(Cost $62,474,568)		$62,474,568	62,474,568	(a)

Total Investments (Cost $4,224,474,921)			4,795,591,644

Other Assets and Liabilities, net—0.0%*			122,432

NET ASSETS—100.0%			$4,795,714,076

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

†	Percentages are based on net assets as of March 31, 2016.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$4,733,117,076	$—	$—	$4,733,117,076
Short-Term Investments	—	62,474,568	—	62,474,568

Total Investments in Securities	$4,733,117,076	$62,474,568	$—	$4,795,591,644

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$4,257,953,708	$679,458,707	$(141,820,771)	$537,637,936

Pending Sale of GE Asset Management’s Asset Management and Advisory Services Business

On March 29, 2016, General Electric Company (“GE”) agreed to sell to State Street Corporation (“SSC”) the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). GEAM is currently the investment adviser to the GE RSP U.S. Equity Fund and GE RSP Income Fund (collectively the “Funds”). The Transaction is not expected to result in any change in the investment objectives or policies of the Funds but will result in the automatic termination of each Fund’s investment management agreement. An independent fiduciary has been engaged to review the Transaction and consider whether and on what terms to appoint SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of SSC, as the new investment manager for the Funds. Subject to such approvals, SSGA FM would replace GEAM as the Funds’ investment adviser. The Transaction is expected to close in the third quarter of 2016 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions. However, there can be no assurance that the Transaction will be consummated as contemplated or that necessary conditions will be satisfied.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton Chairman of the Board and President, GE RSP Funds

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton Chairman of the Board and President, GE RSP Funds

Date: May 26, 2016

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: May 26, 2016